Expense Example - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - Fidelity Advisor Global Real Estate Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Global Real Estate Fund - Class A
Expense Example:
1 year	$ 690
3 years	1,370
5 years	2,156
10 years	4,203
Fidelity Advisor Global Real Estate Fund - Class M
Expense Example:
1 year	492
3 years	1,224
5 years	2,060
10 years	4,223
Fidelity Advisor Global Real Estate Fund - Class C
Expense Example:
1 year	298
3 years	1,063
5 years	2,029
10 years	4,326
Fidelity Advisor Global Real Estate Fund - Class I
Expense Example:
1 year	97
3 years	719
5 years	1,449
10 years	3,384
Fidelity Advisor Global Real Estate Fund - Class Z
Expense Example:
1 year	82
3 years	711
5 years	1,457
10 years	$ 3,429